D1 Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Summary of Provisions

Provisions

	Restructuring	Customer related	Supplier related	Warranty	Share-based payments	Other	Total
2023

Opening balance	669	3,093	722	678	985	5,441	11,588
Additions	6,082	481	849	831	1,410	824	10,477
Balances regarding acquired business							–
Reversal of excess amounts	–112	–131	–416	–	–60	–821	–1,540
Charged to income statement							8,937
Utilization	–2,866	–541	–138	–547	–682	–3,792	–8,566
Reclassifications	–14	–	–57	–	–	7	–64
Translation differences	–39	–45	–6	–6	–69	–24	–189
Closing balance	3,720	2,857	954	956	1,584	1,635	11,706

Of which current provisions	2, 865	984	346	705	902	977	6,779
Of which non-current provisions	855	1,873	608	251	682	658	4,927

2022
Opening balance	639	3,440	1,231	1,074	1,591	1,529	9,504
Additions	400	1,024	561	368	303	4,129	6,785
Balances regarding acquired business	–	–	–	–	–	1,050	1,050
Reversal of excess amounts	–54	–585	–960	–120	–99	–220	–2,038
Charged to income statement							4,747
Utilization	–338	–824	–144	–646	–897	–1,724	–4,573
Reclassifications	–21	–31	32	–	–	595	575
Translation differences	43	69	2	2	87	82	285
Closing balance	669	3,093	722	678	985	5,441	11,588

Of which current provisions	448	1,215	198	572	642	4,554	7,629
Of which non-current provisions	221	1,878	524	106	343	887	3,959